Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES

NOTE 8. INCOME TAXES

The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets (liability)
Net operating loss carryforward	$—	$344
Startup costs	283,689	445
Accrued interest – Trust	(119,625)	—
Total deferred tax assets	164,063	789
Valuation allowance	(283,689)	(789)
Deferred tax liability	$(119,625)	$—

The income tax provision for the year ended December 31, 2022 and for the period from January 4, 2021 (inception) through December 31, 2021 consists of the following:

	December 31, 2022	December 31, 2021
Federal
Current	$371,372	$—
Deferred	(163,274)	(789)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	282,899	789
Income tax provision	$490,997	$—

As of December 31, 2022 and 2021, the Company had $0 and $1,637 of U.S. federal net operating loss carryovers available to offset future taxable income indefinitely.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2022 and for the period from January 4, 2021 (inception) through December 31, 2021, the change in the valuation allowance was $282,899 and $789, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate as of December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
Change in fair value of warrants	(17.2)%	(21.0)%
Transaction costs allocated to warrants	0.1%	—%
Valuation allowance	5.1%	0.0%
Income tax provision	9.0%	0.0%

The effective tax rate differs from the statutory tax rate of 21% for the year ended December 31, 2022 and for the period from January 4, 2021 (inception) through December 31, 2021, due to the valuation allowance recorded on the

Company’s net operating losses. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax return for the year ended December 31, 2022 and for the period from January 4, 2021 (inception) through December 31, 2021 remains open and subject to examination.